Basis of presentation for the consolidated financial statements	12 Months Ended
Dec. 31, 2023
Basis Of Presentation For The Consolidated Financial Statements [Abstract]
Basis of presentation for the consolidated financial statements	Basis of presentation for the consolidated financial statements
2.1    Accounting period
These consolidated financial statements cover the following periods:
(a)Consolidated statements of financial position as of December 31, 2023 and 2022.
(b)Consolidated statements of income for the three years in the period ended December 31, 2023, 2022 and 2021.
(c)Consolidated statements of comprehensive income for the three years in the period ended January 1 to December 31, 2023, 2022 and 2021.
(d)Consolidated statements of changes in equity for the three years in the period ended December 31, 2023, 2022 and 2021.
(e)Consolidated statements of cash flows for the three years in the period ended December 31, 2023, 2022 and 2021.
2.2    Consolidated financial statements
The consolidated financial statements of the Company and subsidiaries have been prepared in accordance with IFRS, as issued by the IASB.
These consolidated financial statements fairly present the Company’s financial position as of December 31,2023 and 2022 and the results of its operations, changes in equity and cash flows for the three years in the period ended December 31, 2023, 2022 and 2021.
IFRS establish certain alternatives for their application, those applied by the Company are detailed in this Note and Note 3.
The accounting policies used in the preparation of these consolidated financial statements comply with each IFRS in force at their date of presentation.
2.3    Basis of measurement
The consolidated financial statements have been prepared on the historical cost basis except for the following:
(a)Inventories are recorded at the lower of cost and net realizable value.
(b)Financial derivatives measured at fair value.
(c)Certain financial investments measured at fair value with an offsetting entry in other comprehensive income.
2.4    Accounting pronouncements
New accounting pronouncements
(a)The following standards, interpretations and amendments are mandatory for the first time for annual periods beginning on January 1, 2023:

Amendments and improvements	Description	Mandatory for annual periods beginning on or after
Amendment to IAS 12 – Deferred taxes related to assets and liabilities that arise from a single transaction.	These amendments require companies to recognize deferred taxes on transactions that result in equal amounts in taxable and deductible temporary differences in the initial recognition.	01-01-2023
Amendment to IAS 12 "Income Taxes" on International Tax Reform - Pillar Two Model Rules.	This amendment provides companies with a temporary exemption from accounting for deferred taxes arising from the Organization for Economic Cooperation and Development (OECD) international tax reform. The amendments also introduce specific disclosure requirements for affected companies.	01-01-2023
Management determined that the adoption of the aforementioned standards, amendments and interpretations did not significantly impact the Company’s consolidated financial statements.
(b)Standards, interpretations and amendments issued that had not become effective for financial statements beginning on January 1, 2023 and which the Company has not adopted early are as follows:

Standards and Interpretations	Description	Mandatory for annual periods beginning on or after
Amendments to IAS 1 "Presentation of Financial Statements" about the classification of liabilities.	This amendment clarifies that liabilities are classified as either current or non-current, depending on their rights as of the reporting date. The classification is not affected by the expectations of the entity or events after the reporting date. For example, the receipt of a waiver or non-compliance with an agreement. The amendment also clarifies what IAS 1 means when it refers to the “settlement" of a liability. The amendment should be applied retrospectively in accordance with IAS 8.	01-01-2024
Amendment to IAS 1 “Non-current liabilities with covenants”.	The amendment is aimed at improving the information that an entity provides when the payment terms of its liabilities can be deferred depending on compliance with covenants within the twelve months following the date of issue of the financial statements.	01-01-2024
Amendments to IFRS 16 “Leases”	On sales with leaseback, which explains how an entity should recognize the rights to use the asset and how the gains or losses from the sale and leaseback should be recognized in the financial statements.	01-01-2024
Amendments to IAS 7 "Statement of Cash Flows" and IFRS 7 "Financial Instruments: Disclosures" on supplier financing arrangements.	These amendments require disclosures that improve the transparency of supplier financing arrangements and their effects on a company's liabilities, cash flows and exposure to liquidity risk.	01-01-2024
Amendments to IAS 21 - Lack of exchangeability.	This amendment affects an entity that has a transaction in a foreign currency that cannot be exchanged with another currency for a specific purpose as of the measurement date. One currency is exchangeable into another when the other currency can be obtained with a normal administrative delay, and the transaction is performed using a market or exchange mechanism that creates enforceable rights and obligations. This amendment contains instructions regarding the exchange rate to be used when the currency is not exchangeable, as previously described. Early adoption is permitted.	01-01-2025
Management believes that the adoption of the above standards, amendments and interpretations will not have a significant impact on the Company’s financial statements.
2.5    Basis of consolidation
(a)Subsidiaries
The Company established control as the basis for consolidation of its financial statements. The Company controls a subsidiary when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary.
The consolidation of a subsidiary starts when the Group controls it and it is no longer included in the consolidation when this control is lost.
Subsidiaries are consolidated through a line by line method, adding items that represent assets, liabilities, income and expenses with a similar content, and eliminating operations between companies within the SQM Group.
Results for dependent companies acquired or disposed of during the period are included in the consolidated accounts from the date on which control is transferred to the Company or until the date when this control ends, as relevant.
To account for an acquisition of a business, the Company uses the acquisition method. Under this method, the acquisition cost is the fair value of assets delivered, equity securities issued, and incurred or assumed liabilities at the date of exchange. Assets, liabilities and contingencies identifiable assumed in a business combination are measured initially at fair value at the acquisition date. For each business combination, the Company will measure the non-controlling interest of the acquiree either at fair value or as proportional share of net identifiable assets of the acquire
The following tables detail general information as of December 31, 2023 and 2022 on the companies in which the group exercises control:

			Country of	Functional	Ownership Interest
Subsidiaries	TAX ID No.	Address	Incorporation	Currency	Direct	Indirect	Total
SQM Nitratos S.A.	96.592.190-7	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	0.0001	100.0000
SQM Potasio S.A.	96.651.060-9	El Trovador 4285, Las Condes	Chile	Dollar	99.9999	0.0001	100.0000
Serv. Integrales de Tránsito y Transf. S.A.	79.770.780-5	Arturo Prat 1060, Tocopilla	Chile	Dollar	0.0003	99.9997	100.0000
Isapre Norte Grande Ltda.	79.906.120-1	Aníbal Pinto 3228, Antofagasta	Chile	Peso	1.0000	99.0000	100.0000
Ajay SQM Chile S.A.	96.592.180-K	Av. Pdte. Eduardo Frei 4900, Santiago	Chile	Dollar	51.000	-	51.000
Almacenes y Depósitos Ltda.	79.876.080-7	El Trovador 4285, Las Condes	Chile	Peso	1.0000	99.0000	100.0000
SQM Salar S.A.	79.626.800-K	El Trovador 4285, Las Condes	Chile	Dollar	18.1800	81.8200	100.0000
SQM Industrial S.A.	79.947.100-0	El Trovador 4285, Las Condes	Chile	Dollar	99.0470	0.9530	100.0000
Exploraciones Mineras S.A.	76.425.380-9	El Trovador 4285, Las Condes	Chile	Dollar	0.2691	99.7309	100.0000
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	76.534.490-5	Aníbal Pinto 3228, Antofagasta	Chile	Peso	-	100.0000	100.0000
Soquimich Comercial S.A.	79.768.170-9	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Agrorama Ltda. (1)	76.064.419-6	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Comercial Hydro S.A.	96.801.610-5	El Trovador 4285, Las Condes	Chile	Dollar	-	100.0000	100.0000
Agrorama S.A.	76.145.229-0	El Trovador 4285, Las Condes	Chile	Dollar	-	60.6383	60.6383
Orcoma Estudios SPA	76.359.919-1	Apoquindo 3721 OF 131, Las Condes	Chile	Dollar	100.0000	-	100.0000
Orcoma SPA	76.360.575-2	Los Militares 4290, Las Condes	Chile	Dollar	100.0000	-	100.0000
SQM MaG SpA	76.686.311-9	Los Militares 4290, Las Condes	Chile	Dollar	-	100.0000	100.0000
Sociedad Contractual Minera Búfalo	77.114.779-8	Los Militares 4290, Las Condes	Chile	Dollar	99.9000	0.1000	100.0000
SQM North America Corp.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	40.0000	60.0000	100.0000
RS Agro Chemical Trading Corporation A.V.V.	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	98.3333	1.6667	100.0000
Nitratos Naturais do Chile Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	-	100.0000	100.0000
SQM Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	0.0002	99.9998	100.0000
SQM Ecuador S.A.	Foreign	Av. José Orrantia y Av. Juan Tanca Marengo Edificio Executive Center Piso 2 Oficina 211	Ecuador	Dollar	0.00401	99.9960	100.0000
SQM Brasil Ltda.	Foreign	Al. Tocantis 75, 6° Andar, Conunto 608 Edif. West Gate, Alphaville Barureri, CEP 06455-020, Sao Paulo	Brazil	Dollar	0.5300	99.4700	100.0000
SQMC Holding Corporation.	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta	United States of America	Dollar	0.1000	99.9000	100.0000
SQM Japan Co. Ltd.	Foreign	From 1st Bldg 207, 5-3-10 Minami- Aoyama, Minato-ku, Tokio	Japan	Dollar	0.1597	99.8403	100.0000

			Country of Incorporation	Functional Currency	Ownership Interest
Subsidiaries	TAX ID No.	Address			Direct	Indirect	Total
SQM Europe N.V. (3)	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	0.5800	99.4200	100.0000
SQM International N.V. (3)	Foreign	Houtdok-Noordkaai 25a B-2030 Amberes	Belgium	Dollar	-	-	-
SQM Indonesia S.A.	Foreign	Perumahan Bumi Dirgantara Permai, Jl Suryadarma Blok Aw No 15 Rt 01/09 17436 Jatisari Pondok Gede	Indonesia	Dollar	-	80.0000	80.0000
North American Trading Company (4)	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	-	-
SQM Virginia LLC (4)	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	-	-
SQM Comercial de México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol. CP 45050, Zapopan, Jalisco México	México	Dollar	0.0100	99.9900	100.0000
SQM Investment Corporation N.V.	Foreign	Pietermaai 123, P.O. Box 897, Willemstad, Curacao	Curacao	Dollar	1.0000	99.0000	100.0000
Royal Seed Trading Corporation A.V.V.	Foreign	Caya Ernesto O. Petronia 17, Orangestad	Aruba	Dollar	1.6700	98.3300	100.0000
SQM Lithium Specialties Limited Partnership (4)	Foreign	2727 Paces Ferry Road, Building Two, Suite 1425, Atlanta, GA	United States of America	Dollar	-	-	-
Comercial Caimán Internacional S.A. (2)	Foreign	Edificio Plaza Bancomer	Panamá	Dollar	-	-	-
SQM France S.A.	Foreign	ZAC des Pommiers 27930 Fauville	France	Dollar	-	100.0000	100.0000
Administración y Servicios Santiago S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol, CP 45050, Zapopan, Jalisco México	México	Dollar	-	100.0000	100.0000
SQM Nitratos México S.A. de C.V.	Foreign	Av. Moctezuma 144-4 Ciudad del Sol, CP 45050, Zapopan, Jalisco México	México	Dollar	-	100.0000	100.0000
Soquimich European Holding B.V.	Foreign	Luna Arena, Herikerbergweg 238 1101 CM Amsterdan	Holland	Dollar	-	100.0000	100.0000
SQM Iberian S.A.	Foreign	Provenza 251 Principal 1a CP 08008, Barcelona	Spain	Dollar	-	100.0000	100.0000
SQM África Pty Ltd.	Foreign	Tramore House, 3 Wterford Office Park, Waterford Drive, 2191 Fourways, Johannesburg	South Africa	Dollar	-	100.0000	100.0000
SQM Oceanía Pty Ltd.	Foreign	Level 9, 50 Park Street, Sydney NSW 2000, Sydney	Australia	Dollar	-	100.0000	100.0000
SQM Beijing Commercial Co. Ltd.	Foreign	Room 1001C, CBD International Mansion N 16 Yong An Dong Li, Jian Wai Ave Beijing 100022, P.R.	China	Dollar	-	100.0000	100.0000
SQM Thailand Limited	Foreign	Unit 2962, Level 29, N° 388, Exchange Tower Sukhumvit Road, Klongtoey Bangkok	Thailand	Dollar	-	99.9980	99.9980
SQM Colombia SAS	Foreign	Cra 7 No 32 – 33 piso 29 Pbx: (571) 3384904 Fax: (571) 3384905 Bogotá D.C. – Colombia.	Colombia	Dollar	-	100.0000	100.0000
SQM Australia Pty	Foreign	Level 16, 201 Elizabeth Street Sydney	Australia	Dollar	-	100.0000	100.0000
SQM (Shanghai) Chemicals Co. Ltd.	Foreign	Room 4703-33, 47F, No.300 Middle Huaihai Road, Huangpu district, Shanghai	China	Dollar	-	100.0000	100.0000
SQM Korea LLC	Foreign	Suite 22, Kyobo Building, 15th Floor, 1 Jongno Jongno-gu, Seoul, 03154 South Korea	South Korea	Dollar	-	100.0000	100.0000
SQM Holland B.V.	Foreign	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	Dollar	-	100.0000	100.0000
Soquimich Comercial Brasil Ltda.	Foreign	Avenida Bento Rocha, N° 821, Vila Alboitt, CEP 83221-565. Paranaguá	Brazil	Dollar	-	100.0000	100.0000

(1)SQM has control over Comercial Agrorama Ltda.´s management
(2)Comercial Caiman Internacional S.A. was liquidated at June 30, 2023. As of December 31, 2022, ownership interest over this entity was 100% indirect.
(3)On July 1, 2023, SQM Europe N.V. absorbed its affiliate SQM International N.V. As of December 31, 2022, ownership interest over SQM International was 100% indirect.
(4)During the fourth quarter, SQM Virginia LLC, North American Trading Company and SQM Lithium Specialties Limited Partnership were liquidated. As of December 31, 2022, ownership interest over these entities were 100% indirect.
2.6    Investments in associates and joint ventures
Investments in joint arrangements are classified as joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.
(a)Joint operations
The Company recognizes its direct right to the assets, liabilities, income and expenses of the joint arrangement.
(b)Joint ventures and investments in associates

Interests in companies over which joint control is exercised (joint ventures) or where an entity has significant influence (associates) are recognized using the equity method. Significant influence is presumed to exist when the investor owns over 20% of the investee’s share capital. Under the equity method, the investment is recognized in the statement of financial position at cost and is adjusted to recognize changes in the Company's share of the net assets of the associate or joint venture since the date of acquisition. The Company's statement of income reflects the portion of the operating results of the associate or joint venture and any changes in other comprehensive income or direct changes in the associate's equity are reflected in the Company's equity. For such purposes, the percentage of ownership interest in the associate is used. At the time of acquisition, the difference between the investment cost and the net fair value of identifiable assets and liabilities of the investee is recognized as goodwill, which is presented as part of the carrying value of the investee and is not amortized. The debit or credit to the income statement reflects the proportional share of the associate's net income (loss).
Changes in associate’s or joint ventures equity are recognized proportionally with a charge or credit to "Other Reserves" and are classified according to their origin. The reporting dates of the associate or joint ventures, the Company and related policies are similar for equivalent transactions and events in similar circumstances. In the event that significant influence is lost, or the investment is sold, or held for sale, the equity method is suspended, not recognizing the proportional share of the gain or loss. If the resulting value under the equity method is negative, the share of income is reflected as zero in the consolidated financial statements, unless there is a commitment by the Company to restore the capital position of the Company, in which case the related risk provision and expense are recorded.
Dividends received by these companies are recorded by reducing the value of the investment and are shown in cash flows from operating activities, and the proportional share of the gain or loss recognized in accordance with the equity method is included in the consolidated income statement under "Share of Gains (Losses) of Associates and Joint Ventures Accounted for Using the Equity Method’’.
Unrealized gains from transactions with joint ventures or associates are eliminated in accordance with the Company’s percentage interest in such entities. Any unrealized losses are also eliminated, unless that transaction provides evidence that the transferred asset is impaired.